LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Aerospace & Defense - 3.6%
Axon Enterprise, Inc. (a)	2,737	$615,414

Banks - 2.5%
Cadence Bank	10,438	216,693
Cullen/Frost Bankers, Inc.	2,016	212,365
		429,058
Biotechnology - 4.9%
Charles River Laboratories International, Inc. (a)	1,203	242,789
Natera, Inc. (a)	4,305	239,014
Neogen Corp. (a)	18,287	338,675
		820,478
Building Products - 4.5%
Builders FirstSource, Inc. (a)	3,350	297,413
CSW Industrials, Inc.	2,050	284,806
Zurn Elkay Water Solutions Corp.	8,330	177,929
		760,148
Capital Markets - 1.8%
LPL Financial Holdings, Inc.	1,494	302,386

Chemicals - 3.0%
FMC Corp.	2,510	306,546
Quaker Chemical Corp.	1,028	203,493
		510,039
Commercial Services & Supplies - 2.4%
Driven Brands Holdings Inc. (a)	13,185	399,637

Construction & Engineering - 4.5%
AECOM	4,468	376,742
WillScot Mobile Mini Holdings Corp. (a)	8,025	376,212
		752,954
Construction Materials - 1.2%
Eagle Materials, Inc.	1,390	203,983

Electronic Equipment, Instruments & Components - 1.5%
Trimble, Inc. (a)	4,704	246,584

Financial Services - 4.2%
Euronet Worldwide, Inc. (a)	3,289	368,039
FleetCor Technologies, Inc. (a)	1,606	338,625
		706,664
Food Products - 1.5%
Utz Brands, Inc.	15,766	259,666

Health Care Equipment & Supplies - 2.9%
Enovis Corp. (a)	6,504	347,899
STAAR Surgical Co. (a)	2,076	132,760
		480,659
Health Care Providers & Services - 1.0%
Progyny, Inc. (a)	5,160	165,739

Hotels, Restaurants & Leisure - 4.0%
Bowlero Corp. (a)	21,491	364,272
Wingstop, Inc.	1,674	307,313
		671,585
Insurance - 3.7%
Goosehead Insurance, Inc. - Class A (a)	6,643	346,765
Palomar Holdings, Inc. (a)	5,087	280,802
		627,567
IT Services - 4.0%
AvidXchange Holdings, Inc. (a)	23,050	179,790
Perficient Inc. (a)	3,092	223,211
Twilio Inc. - Class A (a)	4,055	270,185
		673,186
Leisure Equipment & Products - 3.1%
Pool Corp.	922	315,730
YETI Holdings, Inc. (a)	5,138	205,520
		521,250
Life Sciences Tools & Services - 0.5%
Stevanato Group SpA (b)	3,570	92,463

Machinery - 2.8%
ITT, Inc.	3,292	284,100
The Toro Co.	1,709	189,972
		474,072
Marine Transportation - 1.7%
Kirby Corp. (a)	4,021	280,264

Media & Entertainment - 2.0%
Nexstar Media Group, Inc. - Class A	1,939	334,788

Metals & Mining - 2.4%
Reliance Steel & Aluminum Co.	1,593	408,987

Multiline Retail - 0.8%
Five Below, Inc. (a)	684	140,883

Oil, Gas & Consumable Fuels - 5.6%
Diamondback Energy Inc.	2,022	273,314
HF Sinclair Corp.	4,141	200,341
Marathon Oil Corp.	10,052	240,846
Northern Oil and Gas, Inc.	7,517	228,141
		942,642
Personal Care Products - 2.0%
BellRing Brands, Inc. (a)	9,955	338,470

Professional Services - 2.7%
Broadridge Financial Solutions, Inc.	3,125	458,031

Real Estate Management & Development - 5.5%
Colliers International Group, Inc. (b)	3,506	370,058
DigitalBridge Group, Inc.	20,265	242,978
FirstService Corp. (b)	2,245	316,523
		929,559
Software - 6.9%
Altair Engineering, Inc. - Class A (a)	3,950	284,835
Paylocity Holding Corp. (a)	1,995	396,566
Sprout Social, Inc. - Class A (a)	3,689	224,586
Workiva Inc. (a)	2,519	257,971
		1,163,958
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	7,812	509,733
Leslie's, Inc. (a)	16,162	177,944
		687,677
Textiles, Apparel & Luxury Goods - 1.4%
Tapestry, Inc.	5,386	232,190

Trading Companies & Distributors - 2.3%
Watsco, Inc.	1,204	383,065

TOTAL COMMON STOCKS
(Cost $13,706,852)		16,014,046

REITS - 1.0%
Residential REITs - 1.0%
Camden Property Trust	1,580	165,647

TOTAL REITS
(Cost $272,729)		165,647

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.74% (c)	495,109	495,109
MSILF Government Portfolio, 4.74% (c)	168,106	168,106
		663,215
TOTAL SHORT-TERM INVESTMENTS
(Cost $663,215)		663,215

Total Investments - 99.9%		16,842,908
(Cost $14,642,796)
Other Assets in Excess of Liabilities - 0.1%		19,307
TOTAL NET ASSETS - 100.0%		$16,862,215

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL-MID CAP EQUITY FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

Industrials	24.5%
Consumer Discretionary	13.4%
Financials	13.3%
Information Technology	11.3%
Health Care	9.2%
Materials	6.7%
Real Estate	6.5%
Energy	5.6%
Money Market Funds	3.9%
Consumer Staples	3.5%
Communication Services	2.0%
Other assets in excess of liabilities	0.1%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$16,014,046	$–	$–	$16,014,046
REITS	165,647	–	–	165,647
Short-Term Investments	663,215	–	–	663,215
Total Investments	$16,842,908	$–	$–	$16,842,908